Average Annual Total Returns		12 Months Ended	42 Months Ended	60 Months Ended	70 Months Ended	120 Months Ended
	Mar. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Lyrical U.S. Value Equity Fund A Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before Taxes
Average Annual Return, Percent		10.78%	15.51%
Performance Inception Date	Jul. 05, 2022
Lyrical U.S. Value Equity Fund C Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before Taxes
Average Annual Return, Percent		15.69%	16.62%
Performance Inception Date	Jul. 05, 2022
Lyrical U.S. Value Equity Fund C Class | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.82%	14.42%
Lyrical U.S. Value Equity Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		17.57%		12.51%		9.06%
Lyrical U.S. Value Equity Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		17.84%		12.79%		10.58%
Lyrical U.S. Value Equity Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.41%		12.20%		9.72%
Lyrical U.S. Value Equity Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.57%		10.15%		8.47%
Lyrical International Value Equity Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		35.41%		8.41%	9.75%
Performance Inception Date	Mar. 02, 2020
Lyrical International Value Equity Fund Investor Class | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		31.22%		8.92%	10.97%
Lyrical International Value Equity Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		35.74%		8.66%	10.01%
Performance Inception Date	Mar. 02, 2020
Lyrical International Value Equity Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		34.10%		7.76%	9.22%
Lyrical International Value Equity Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		22.68%		6.78%	7.95%